SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Changes in the Allowance for Credit Losses
The following table presents the changes in the allowance for credit losses for the year ended December 31, 2020:

December 31, 2020
(In thousands)
Balance at January 1	$19,984
Current period provision for credit losses	78,931
Write-offs charged against the allowance	(74,170)
Recoveries collected	2,433
Balance at December 31	$27,178

Schedule of Estimated Useful Lives of Property and Equipment

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Capitalized software and computer equipment	2 to 3 Years
Furniture and other equipment	3 to 12 Years

	December 31,
	2020	2019
	(In thousands)
Building, capitalized software, leasehold improvements and equipment
Buildings and leasehold improvements	$195,502	$239,849
Capitalized software and computer equipment	149,693	123,645
Furniture and other equipment	83,501	84,305
Land	—	11,590
Projects in progress	53,635	43,577
Building, capitalized software, leasehold improvements and equipment	482,331	502,966
Accumulated depreciation and amortization	(207,401)	(200,549)
Building, capitalized software, leasehold improvements and equipment, net	$274,930	$302,417